Related Party Transactions - Tax Sharing Agreement (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 01, 2013 subsidiary
Related party transactions
Net amount of the allocated tax attributes receivable	$ 0	$ 0
California Institute of Technology
Related party transactions
Number of subsidiaries against which lawsuit is filed | subsidiary			2
DISH Network
Related party transactions
Net amount of the allocated tax attributes receivable	$ 93,100